SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		1 Months Ended
	Jan. 15, 2026	Jan. 31, 2025	Mar. 11, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
Repurchase amount				$ 150,000
2026 Credit Facilities
SUBSEQUENT EVENTS
Annual fee (in percentage)		0.29%
Subsequent Event
SUBSEQUENT EVENTS
Repurchase amount			$ 200,000
Subsequent Event | 2026 Credit Facilities
SUBSEQUENT EVENTS
Credit line	$ 350,000
Annual fee (in percentage)	0.30%